PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2019
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Components [Table Text Block]
Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Building	$63,127	$62,151
Leasehold improvement	187,586	247,898
Computer, network equipment and software	91,550	121,967
Vehicles	707	598
Office equipment and furniture	26,603	30,169

Total cost of property and equipment	369,573	462,783
Less: accumulated depreciation	(122,307)	(174,906)

	$247,266	$287,877